Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

At December 31, 2020 and 2019, property and equipment consisted of the following:

		December 31,	December 31,
	Useful life	2020	2019
Wi-Fi equipment	3 Years	$6,578,575	$6,800,967
Vehicles	5 Years	118,030	110,384
Office and other equipment	3 – 5 Years	741,622	269,189
		7,438,227	7,180,540
Less: accumulated depreciation and impairment		(6,923,864)	(6,591,659)
		$514,363	$588,881

For the years ended December 31, 2020, 2019 and 2018, depreciation expense amounted to $140,001, $394,907 and $2,897,135, respectively, of which $nil, $236,214 and $2,806,811, respectively, was included in cost of revenue, and $64,635, $10,283 and $5,872, respectively, was included in selling and marketing expenses and the remainder was included in general and administrative expense.

The Company recognized an impairment loss on property and equipment of $nil, $95,471 and $1,228,362 for the years ended December 31, 2020, 2019 and 2018, respectively, for idled Wi-Fi equipment.